UNAUDITED INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Jun. 30, 2021 CNY (¥) shares	Jun. 30, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 $ / shares
Allowance For Doubtful Accounts And Financing Receivable Current	¥ 39,420	$ 6,105	¥ 43,820
Accounts payable	13,659	2,116	16,592
Deferred revenue and customer deposits	70,166	10,867	71,141
Accrued liabilities and other current liabilities	90,573	14,027	¥ 109,136
Other non-current liabilities	¥ 2,554	$ 396
Class A Common Shares
Common shares, par value per share | $ / shares		$ 0.0001		$ 0.0001
Common shares, shares authorized	4,920,000,000	4,920,000,000	4,920,000,000
Common shares, shares issued	61,882,851	61,882,851	61,392,170
Common shares, shares outstanding	61,882,851	61,882,851	61,392,170
Class B Common Shares
Common shares, par value per share | $ / shares		$ 0.0001		$ 0.0001
Common shares, shares authorized	30,000,000	30,000,000	30,000,000
Common shares, shares issued	17,000,189	17,000,189	17,000,189
Common shares, shares outstanding	17,000,189	17,000,189	17,000,189
VIE
Accounts payable	¥ 13,268	$ 2,055	¥ 16,564
Deferred revenue and customer deposits	102,198	15,828	104,681
Accrued liabilities and other current liabilities	64,150	9,936	66,772
Other non-current liabilities	¥ 693	$ 107	¥ 0